UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 96.9%
DIVERSIFIED 2.2%
Gramercy Property Trust	2,842,807	$27,404,660
Vornado Realty Trust	342,826	34,697,419
		62,102,079
HEALTH CARE 10.2%
Brookdale Senior Living(a)	1,526,800	26,642,660
HCP	3,178,505	120,624,265
Healthcare Trust of America, Class A	1,593,071	51,965,976
Omega Healthcare Investors	975,023	34,564,565
Physicians Realty Trust	2,216,955	47,753,211
		281,550,677
HOTEL 4.5%
Belmond Ltd., Class A (Bermuda)(a)	1,254,216	15,941,086
Extended Stay America	957,466	13,596,017
Hilton Worldwide Holdings	1,713,798	39,297,388
La Quinta Holdings(a)	1,140,572	12,751,595
Pebblebrook Hotel Trust	964,185	25,647,321
Red Rock Resorts, Class A	724,875	17,099,801
		124,333,208
INDUSTRIALS 6.7%
Prologis	3,114,195	166,734,001
Segro PLC (GBP) (United Kingdom)(b)	3,096,900	18,194,514
		184,928,515
NET LEASE 5.9%
Four Corners Property Trust	1,041,680	22,219,034
Gaming and Leisure Properties	1,185,864	39,667,151
National Retail Properties	549,445	27,939,278
Spirit Realty Capital	3,574,766	47,651,631
STORE Capital Corp.	886,225	26,117,051
		163,594,145
OFFICE 14.2%
Alexandria Real Estate Equities	630,580	68,588,187
Cousins Properties	3,901,062	40,727,087
Douglas Emmett	1,274,785	46,695,375
Empire State Realty Trust, Class A	1,580,438	33,110,176
Equity Commonwealth(a)	1,159,042	35,026,249
Hudson Pacific Properties	1,216,450	39,984,712

1

	Number of Shares	Value
Kilroy Realty Corp.	952,350	$66,045,472
SL Green Realty Corp.	580,515	62,753,671
		392,930,929
RESIDENTIAL 23.2%
APARTMENT 21.2%
American Campus Communities	926,716	47,142,043
American Homes 4 Rent, Class A	1,654,000	35,792,560
Apartment Investment & Management Co.	2,247,479	103,181,761
AvalonBay Communities	226,941	40,359,187
Camden Property Trust	459,140	38,448,384
Colony Starwood Homes	1,161,315	33,329,740
Education Realty Trust	960,544	41,437,868
Equity Residential	510,426	32,835,705
Essex Property Trust	361,069	80,410,066
UDR	3,718,127	133,815,391
		586,752,705
MANUFACTURED HOME 2.0%
Sun Communities	698,583	54,824,794
TOTAL RESIDENTIAL		641,577,499

SELF STORAGE 2.9%
CubeSmart	1,496,410	40,792,137
Extra Space Storage	513,472	40,774,811
		81,566,948
SHOPPING CENTERS 17.4%
COMMUNITY CENTER 7.3%
Brixmor Property Group	3,872,852	107,626,557
DDR Corp.	2,237,060	38,991,956
Ramco-Gershenson Properties Trust	1,492,547	27,970,331
Retail Properties of America, Class A	1,613,294	27,103,339
		201,692,183
REGIONAL MALL 10.1%
Simon Property Group	1,351,714	279,818,315
TOTAL SHOPPING CENTERS		481,510,498

SPECIALTY 9.7%
Digital Realty Trust	862,148	83,731,814
DuPont Fabros Technology	1,286,145	53,053,481
Equinix	269,374	97,041,983

2

		Number of Shares	Value
QTS Realty Trust, Class A		687,855	$36,353,137
			270,180,415
TOTAL COMMON STOCK (Identified cost—$2,353,051,035)			2,684,274,913
SHORT-TERM INVESTMENTS 1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(c)		47,700,000	47,700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$47,700,000)			47,700,000
TOTAL INVESTMENTS (Identified cost—$2,400,751,035)	98.6%		2,731,974,913

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4		37,670,835
NET ASSETS	100.0%		$2,769,645,748

Glossary of Portfolio Abbreviations

GBP	Great British Pound

Note: Percentages indicated are based on the net assets of the Fund.
(a)	Non-income producing security.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.7% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c)	Rate quoted represents the annualized seven-day yield of the Fund.

3

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Industrials	$184,928,515	$166,734,001	$18,194,514	$—
Other	2,499,346,398	2,499,346,398	—	—
Short-Term Investments	47,700,000	—	47,700,000	—
Total Investments(a)	$2,731,974,913	$2,666,080,399	$65,894,514	$—

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,400,751,035
Gross unrealized appreciation	$349,390,164
Gross unrealized depreciation	(18,166,286)
Net unrealized appreciation	$331,223,878

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: November 23, 2016